Financial Assets Available for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets Available for Sale [Abstract]
Financial Assets Available for Sale [text block table]
in € m.	Dec 31, 2018
Debt securities:
German government	N/A
U.S. Treasury and U.S. government agencies	N/A
U.S. local (municipal) governments	N/A
Other foreign governments	N/A
Corporates	N/A
Other asset-backed securities	N/A
Mortgage-backed securities, including obligations of U.S. federal agencies	N/A
Other debt securities	N/A
Total debt securities	N/A
Equity securities:
Equity shares	N/A
Investment certificates and mutual funds	N/A
Total equity securities	N/A
Other equity interests	N/A
Loans	N/A
Total financial assets available for sale	N/A